Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 30, 2011
Registrant Name	dei_EntityRegistrantName	SUNAMERICA EQUITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000799084
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 27, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011

SunAmerica International Small-Cap Fund (Prospectus Summary): | SunAmerica International Small-Cap Fund
SunAmerica International Small-Cap Fund (the “Fund”)

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Small-Cap Fund (the “Fund”)

Supplement dated October 28, 2011 to the Prospectus

dated January 28, 2011, as supplemented and amended to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On October 27, 2011, the Board of Trustees of the Trust (the “Board”) approved a change in the SunAmerica International Small-Cap Fund’s name to the “SunAmerica Japan Fund,” along with certain changes to the Fund’s principal investment strategy and techniques. These changes are expected to become effective on or about January 27, 2012 (the “Effective Date”). As of the Effective Date, the Fund will no longer pursue a strategy of international investing, which involves investing in a number of different countries throughout the world, and will no longer be required to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and other securities with equity characteristics of non-U.S. small-cap companies throughout the world, including emerging market companies.

The principal investment strategy of the SunAmerica Japan Fund will be country-specific investing, which involves investing in securities that focus on a particular country, and the Fund’s principal investment technique will be active trading of securities of companies located (or with primary operations) in Japan. Wellington Management Company LLP is anticipated to serve as the subadviser to the SunAmerica Japan Fund, replacing the Fund’s current subadviser, PineBridge Investments LLC, as of the Effective Date.

Once the changes to the Fund’s name and investment policies become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s investment strategy, techniques and risks. Please read the prospectus carefully.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_EFPRO_1-11

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
SunAmerica International Small-Cap Fund (Prospectus Summary): | SunAmerica International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SunAmerica International Small-Cap Fund (the “Fund”)
Supplement Text	ck0000799084_SupplementTextBlock

SunAmerica Equity Funds (the “Trust”)

SunAmerica International Small-Cap Fund (the “Fund”)

Supplement dated October 28, 2011 to the Prospectus

dated January 28, 2011, as supplemented and amended to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On October 27, 2011, the Board of Trustees of the Trust (the “Board”) approved a change in the SunAmerica International Small-Cap Fund’s name to the “SunAmerica Japan Fund,” along with certain changes to the Fund’s principal investment strategy and techniques. These changes are expected to become effective on or about January 27, 2012 (the “Effective Date”). As of the Effective Date, the Fund will no longer pursue a strategy of international investing, which involves investing in a number of different countries throughout the world, and will no longer be required to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and other securities with equity characteristics of non-U.S. small-cap companies throughout the world, including emerging market companies.

The principal investment strategy of the SunAmerica Japan Fund will be country-specific investing, which involves investing in securities that focus on a particular country, and the Fund’s principal investment technique will be active trading of securities of companies located (or with primary operations) in Japan. Wellington Management Company LLP is anticipated to serve as the subadviser to the SunAmerica Japan Fund, replacing the Fund’s current subadviser, PineBridge Investments LLC, as of the Effective Date.

Once the changes to the Fund’s name and investment policies become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s investment strategy, techniques and risks. Please read the prospectus carefully.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_EFPRO_1-11

SunAmerica International Small-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAESX